Stock Compensation Plans Stock Awards (Details 2) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation by Share-based Payment Award
Stock plans, vesting period	3 years
Stock awards, outstanding, weighted average remaining contractual terms	10 months 24 days	9 months 18 days	1 year	1 year 3 months 18 days
Stock issued, settlement of fully vested stock awards, fair value grant date	$ 119	$ 93	$ 96
Stock Award Activity (Table)
Stock awards - outstanding at period start	796	938	1,148
Stock awards - granted	339	376	397
Stock awards - vested	(383)	(455)	(521)
Stock awards - forfeited	(51)	(63)	(86)
Stock awards - outstanding at period end	701	796	938	1,148
Stock Awards, Weighted Average Grant Date Fair Value [Table]
Weighted-average grant date fair value - outstanding at period start	$ 244	$ 192	$ 167
Weighted-average grant date fair value - granted	274	321	233
Weighted-average grant date fair value - vested	222	181	152
Weighted-average grant date fair value - forfeited	280	250	198
Weighted-average grant date fair value - outstanding at period end	$ 278	$ 244	$ 192	$ 167
Amended 2011 Plan [Domain]
Share-based Compensation by Share-based Payment Award
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	5,100
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	2,400
2011 Long-Term Incentive Stock Plan [Member]
Share-based Compensation by Share-based Payment Award
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	5,500